REVENUE RECOGNITION (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE RECOGNITION [Abstract]
REVENUE RECOGNITION
NOTE 6 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):
	March 31
	2022	2021
Revenue
Brand revenue	$189	$132
Retail revenue	6,175	5,077
Total Revenue	$6,364	$5,209
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	March 31
	2022	2021
Retail revenue
United States	$5,956	$5,077
Canada	219	—
Brand revenue
United States	189	132
	$6,364	$5,209
Revenues by geography are generally based on the country of the SpringBig contracting entity. Total United States revenue was approximately 97% and 100% of total revenue for the three months ended March 31, 2022 and 2021 respectively.
As of March 31, 2022 and December 31, 2021, approximately 73% and 99% of our long-lived assets were attributable to operations in the United States.
Contract Assets (Deferred Cost)
Contract assets consisted of the following as of:
	March 31 2022	December 31 2021
Contract assets consisted of the following as of:
Deferred sales commissions	$303	$364
Contract liabilities consisted of the following as of:
	March 31 2022	December 31 2021
Contract liabilities consisted of the following as of:
Deferred revenue retail	$231	$231
Deferred set-up revenues	110	101
Deferred revenue brands	144	118
Contract liabilities	$485	$450
The movement in the Contract liabilities during three months ended March 31, 2022 and the year ended December 31, 2021, comprised the following:
	March 31 2022	December 31 2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$450	$560
Amounts invoiced during the period	6,115	13,512
Less revenue recognized during the period	(6,080)	(13,622)
Contract liabilities at end of the period	$485	$450

NOTE 5 – REVENUE RECOGNITION
The following table represents our revenues disaggregated by type (in thousands):
	December 31
	2021	2020
Revenue
Brand revenue	$654	$241
Retail revenue	23,370	14,942
Total Revenue	$24,024	$15,183
Geographic Information
Revenue by geographical region consist of the following (in thousands):
	December 31
	2021	2020
Retail revenue
United States	$23,180	$14,942
Canada	190	—
Brand revenue
United States	654	241
	$24,024	$15,183
Revenues by geography are generally based on the country of the SpringBig contracting entity. Total United States revenue was approximately 99% and 100% of total revenue for the year ended December 31, 2021 and 2020 respectively.
During the year ended December 31, 2021 and 2020, approximately 99% and 100% of our long-lived assets were attributable to operations in the United States.
Contract Assets (Deferred Cost)
Contract assets consisted of the following as of:
	December 31
	2021	2020
Deferred sales commissions	$364	$266
Contract Liabilities (Deferred Revenue)
Contract liabilities consisted of the following as of:
	December 31
	2021	2020
Deferred revenue retail	$231	$468
Deferred set-up revenues	101	92
Deferred brands	118	—
Contract liabilities	$450	$560
The movement in the contract liabilities during each year comprised the following:
	December 31
	2021	2020
Contract liabilities at start of the year	$560	$323
Amounts invoiced during the year	13,512	8,970
Less revenue recognized during the year	(13,622)	(8,733)
Contract liabilities at end of the year	$450	$560